Other Accounts Payables - Schedule of Other Accounts Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Payables [Abstract]
Employees and payroll accruals	$ 9,218	$ 7,542
Government grants		177
Accrued Expenses and Others	453	542
Total Other Accounts Payables	$ 9,671	$ 8,261